Accounting Policies, by Policy (Policies)	12 Months Ended
Dec. 31, 2021
Accounting Policies, by Policy (Policies) [Line Items]
Basis of Presentation

Basis of Presentation

The accompanying financial statements are presented in U.S. dollars and have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and pursuant to the accounting and disclosure rules and regulations of the Securities and Exchange Commission (the “SEC”).

Principles of Consolidation

Principles of Consolidation

The accompanying condensed consolidated financial statements include the accounts of the Company and its wholly-owned subsidiaries. All significant intercompany balances and transactions have been eliminated in consolidation.

Emerging Growth Company

Emerging Growth Company

The Company is an “emerging growth company,” as defined in Section 2(a) of the Securities Act, as modified by the Jumpstart Our Business Startups Act of 2012 (the “JOBS Act”), and it may take advantage of certain exemptions from various reporting requirements that are applicable to other public companies that are not emerging growth companies including, but not limited to, not being required to comply with the auditor attestation requirements of Section 404 of the Sarbanes-Oxley Act of 2002, reduced disclosure obligations regarding executive compensation in its periodic reports and proxy statements, and exemptions from the requirements of holding a nonbinding advisory vote on executive compensation and Stockholder approval of any golden parachute payments not previously approved.

Further, Section 102(b)(1) of the JOBS Act exempts emerging growth companies from being required to comply with new or revised financial accounting standards until private companies (that is, those that have not had a Securities Act registration statement declared effective or do not have a class of securities registered under the Exchange Act) are required to comply with the new or revised financial accounting standards. The JOBS Act provides that a company can elect to opt out of the extended transition period and comply with the requirements that apply to non-emerging growth companies but any such election to opt out is irrevocable. The Company has elected not to opt out of such extended transition period which means that when a standard is issued or revised and it has different application dates for public or private companies, the Company, as an emerging growth company, can adopt the new or revised standard at the time private companies adopt the new or revised standard. This may make comparison of the Company’s financial statements with another public company which is neither an emerging growth company nor an emerging growth company which has opted out of using the extended transition period difficult or impossible because of the potential differences in accounting standards used.

Use of Estimates

Use of Estimates

The preparation of financial statements in conformity with GAAP requires the Company’s management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.

Making estimates requires management to exercise significant judgment. It is at least reasonably possible that the estimate of the effect of a condition, situation or set of circumstances that existed at the date of the financial statements, which management considered in formulating its estimate, could change in the near term due to one or more future confirming events. One of the more significant accounting estimates included in these financial statements is the determination of the fair value of the warrant liabilities. Such estimates may be subject to change as more current information becomes available and accordingly the actual results could differ significantly from those estimates.

Cash and Cash Equivalents

Cash and Cash Equivalents

The Company considers all short-term investments with an original maturity of three months or less when purchased to be cash equivalents. The Company did not have any cash equivalents as of December 31, 2021 and 2020.

Offering Costs

Offering Costs

Offering costs consisted of legal, accounting and other expenses incurred through the Initial Public Offering that were directly related to the Initial Public Offering. Offering costs were allocated to the separable financial instruments issued in the Initial Public Offering based on a relative fair value basis, compared to total proceeds received. Offering costs associated with warrant liabilities were expensed as incurred in the statements of operations. Offering costs associated with the Class A common stock issued were charged to temporary equity and warrants upon the completion of the Initial Public Offering. Offering costs amounting to $12,301,684 were charged to stockholders’ equity upon the completion of the Initial Public Offering and $788,627 were expensed as of the date of the Initial Public Offering.

Marketable Securities Held in Trust Account

Marketable Securities Held in Trust Account

At December 31, 2021, substantially all of the Company’s investments held in the Trust Account are classified as trading securities. Trading securities are presented on the consolidated balance sheet at fair value at the end of each reporting period. Gains and losses resulting from the change in fair value of investments held in Trust Account are included in interest earned on marketable securities held in Trust Account in the accompanying statements of operations. At December 31, 2020, there were no assets held in the Trust Account.

Class A Common Stock Subject to Possible Redemption

Class A Common Stock Subject to Possible Redemption

The Company accounts for its Class A common stock subject to possible redemption in accordance with the guidance in Accounting Standards Codification (“ASC”) Topic 480 “Distinguishing Liabilities from Equity.” Shares of Class A common stock subject to mandatory redemption is classified as a liability instrument and is measured at fair value. Conditionally redeemable common stock (including common stock that features redemption rights that is either within the control of the holder or subject to redemption upon the occurrence of uncertain events not solely within the Company’s control) is classified as temporary equity. At all other times, common stock is classified as stockholders’ equity. The Company’s Class A common stock features certain redemption rights that are considered to be outside of the Company’s control and subject to occurrence of uncertain future events. Accordingly, at December 31, 2021, Class A common stock subject to possible redemption is presented at redemption value as temporary equity, outside of the stockholders’ equity section of the Company’s balance sheets.

The Company recognizes changes in redemption value immediately as they occur and adjusts the carrying value of redeemable common stock to equal the redemption value at the end of each reporting period. Increases or decreases in the carrying amount of redeemable common stock are affected by charges against additional paid-in capital and accumulated deficit.

Gross proceeds	$230,000,000
Less:
Proceeds allocated to Public Warrants	$(14,490,000)
Class A common stock issuance costs	$(11,513,057)
Plus:
Remeasurement adjustment on redeemable common stock	$26,003,057
Class A common stock subject to possible redemption	$230,000,000

Warrant Liabilities

Warrant Liabilities

The Company accounts for warrants as either equity-classified or liability-classified instruments based on an assessment of the warrant’s specific terms and applicable authoritative guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 480, Distinguishing Liabilities from Equity (“ASC 480”) and ASC 815, Derivatives and Hedging (“ASC 815”). The assessment considers whether the warrants are freestanding financial instruments pursuant to ASC 480, meet the definition of a liability pursuant to ASC 480, and whether the warrants meet all of the requirements for equity classification under ASC 815, including whether the warrants are indexed to the Company’s own common stock, among other conditions for equity classification. This assessment, which requires the use of professional judgment, is conducted at the time of warrant issuance and as of each subsequent quarterly period end date while the warrants are outstanding.

For issued or modified warrants that meet all of the criteria for equity classification, the warrants are required to be recorded as a component of additional paid-in capital at the time of issuance. For issued or modified warrants that do not meet all the criteria for equity classification, the warrants are required to be recorded as a liability at their initial fair value on the date of issuance, and each balance sheet date thereafter. Changes in the estimated fair value of the warrants are recognized as a non-cash gain or loss on the statements of operations.

The Company accounts for the Public Warrants and Private Placement Warrants (together, the “Warrants”) in accordance with the guidance contained in ASC 815-40. The Warrants are not considered indexed to the Company’s own common stock, and as such, the Warrants do not meet the criteria for equity treatment and must be recorded as liabilities. The Private Placement Warrants and the Public Warrants for periods where no observable traded price was available were valued using the Modified Monte Carlo Simulation and Modified Black Scholes option pricing models (see Note 9).

Income Taxes

Income Taxes

The Company follows the asset and liability method of accounting for income taxes under ASC 740, “Income Taxes.” Deferred tax assets and liabilities are recognized for the estimated future tax consequences attributable to differences between the financial statements carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that included the enactment date. Valuation allowances are established, when necessary, to reduce deferred tax assets to the amount expected to be realized.

FASB ASC 740 prescribes a recognition threshold and a measurement attribute for the financial statement recognition and measurement of tax positions taken or expected to be taken in a tax return. For those benefits to be recognized, a tax position must be more likely than not to be sustained upon examination by taxing authorities. The Company recognizes accrued interest and penalties related to unrecognized tax benefits as income tax expense. There were no unrecognized tax benefits and no amounts accrued for interest and penalties as of December 31, 2021 and 2020. The Company is currently not aware of any issues under review that could result in significant payments, accruals or material deviation from its position. The Company is subject to income tax examinations by major taxing authorities since inception.

Net Income (Loss) Per Common Share

Net Income (Loss) Per Common Share

Net loss per common share is computed by dividing net loss by the weighted average number of common stock outstanding for the period. The Company applies the two-class method in calculating net loss per common share. The remeasurement adjustment associated with the redeemable shares of Class A common stock is excluded from net loss per common share as the redemption value approximates fair value.

The calculation of diluted loss per share does not consider the effect of the warrants issued in connection with the (i) Initial Public Offering, and (ii) the private placement since the exercise of the warrants is contingent upon the occurrence of future events. The warrants are exercisable to purchase 18,100,000 shares of Class A common stock in the aggregate. As of December 31, 2021 and 2020, the Company did not have any dilutive securities or other contracts that could, potentially, be exercised or converted into common stock and then share in the earnings of the Company. As a result, diluted net loss per common share is the same as basic net loss per common share for the periods presented.

The following table reflects the calculation of basic and diluted net loss per common share (in dollars, except per share amounts):

	Year Ended December 31, 2021		For the Period From September 15, 2020 (Inception) Through December 31, 2020
	Class A	Class B	Class A	Class B
Basic and diluted net loss per common share
Numerator:
Allocation of net loss, as adjusted	$(1,067,334)	$(274,044)	$—	$(4,251)
Denominator:
Basic and diluted weighted average common shares outstanding	22,306,849	5,727,397	—	5,000,000
Basic and diluted net loss per common share	$(0.05)	$(0.05)	$—	$(0.00)

Concentration of Credit Risk

Concentration of Credit Risk

Financial instruments that potentially subject the Company to concentrations of credit risk consist of a cash account in a financial institution, which, at times, may exceed the Federal Depository Insurance Coverage of $250,000. The Company has not experienced losses on these accounts.

Fair Value of Financial Instruments

Fair Value of Financial Instruments

The fair value of the Company’s assets and liabilities, which qualify as financial instruments under ASC Topic 820, “Fair Value Measurement,” approximates the carrying amounts represented in the accompanying balance sheets, primarily due to their short-term nature, except for warrant liabilities (see Note 9).

Accounting Pronouncements

Recent Accounting Standards

In August 2020, the Financial Accounting Standards Board (“FASB”) issued ASU 2020-06, Debt — Debt with Conversion and Other Options (Subtopic 470-20) and Derivatives and Hedging — Contracts in Entity’s Own Equity (Subtopic 815-40) (“ASU 2020-06”) to simplify accounting for certain financial instruments. ASU 2020-06 eliminates the current models that require separation of beneficial conversion and cash conversion features from convertible instruments and simplifies the derivative scope exception guidance pertaining to equity classification of contracts in an entity’s own equity. The new standard also introduces additional disclosures for convertible debt and freestanding instruments that are indexed to and settled in an entity’s own equity. ASU 2020-06 amends the diluted earnings per share guidance, including the requirement to use the if-converted method for all convertible instruments. ASU 2020-06 is effective January 1, 2022 and should be applied on a full or modified retrospective basis, with early adoption permitted beginning on January 1, 2021. The Company adopted ASU 2020-06 and the adoption did not have an impact on its financial position, results of operations or cash flows.

Management does not believe that any other recently issued, but not yet effective, accounting standards, if currently adopted, would have a material effect on the Company’s financial statements.

Manscaped Holdings, LLC [Member]
Accounting Policies, by Policy (Policies) [Line Items]
Basis of Presentation

Basis of Presentation

The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

The accompanying consolidated financial statements include the accounts of the Company and its wholly-owned subsidiaries, Manscaped, Inc. and Manscaped, LLC. All intercompany transactions and balances have been eliminated in consolidation.

Use of Estimates

Use of Estimates

The preparation of the consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Assets and liabilities which are subject to significant judgment and use of estimates include refunds and sales return provisions, share-based compensation liabilities, and warranties. The Company continually evaluates its estimates based on historical experience and other factors deemed relevant under the circumstances, such as economic conditions and operational changes in the business. Since future events and their effects cannot be predicted with absolute certainty, actual results could differ from current estimates.

Cash and Cash Equivalents

Cash and Cash Equivalents

The Company considers all highly liquid investments with an original maturity of three months or less to be cash and cash equivalents. The Company maintains cash balances at financial institutions that may occasionally exceed federally insured limits. Cash equivalents consist of investments in short-term money market funds.

Income Taxes

Income Taxes

Manscaped Holdings, LLC is taxed as a partnership, while Manscaped, Inc. is treated as a C corporation for income tax purposes. Manscaped, Inc. accounts for income taxes using the asset and liability approach. Under this method, deferred tax assets and liabilities are recognized for temporary differences between the tax basis of assets and liabilities and their carrying amount for financial reporting. Deferred tax assets and liabilities are measured using enacted tax rates for the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enacted date.

Manscaped, Inc. reduces deferred tax assets by a valuation allowance if, based on the weight of available evidence, it is more likely than not that some portion or all of a deferred tax asset will not be realized. The realization of deferred tax assets is dependent, in part, upon generating future taxable income during the periods in which those temporary differences become deductible. In assessing whether the Company’s deferred tax assets will be realized, Manscaped, Inc. considers all available evidence, both positive and negative. Such evidence includes historical earnings, future reversals of existing taxable temporary differences, estimates of future taxable income, and the feasibility of ongoing tax planning strategies. Manscaped, Inc. has recorded a full valuation allowance on its net deferred tax asset balances for all periods presented due to the uncertainty related to utilization of its deferred tax assets.

Manscaped, Inc. accounts for uncertain tax positions in accordance with ASC 740-10, Income Taxes. ASC 740-10 prescribes a recognition threshold and measurement process for accounting for uncertain tax positions and provides guidance on various related matters such as derecognition, interest, penalties, and disclosures required. Manscaped, Inc. recognizes tax benefits from uncertain tax positions only if it is more likely than not that the tax position will be sustained on examination by the taxing authorities, based on the technical merits of the position.

Manscaped, Inc. recognizes interest and penalties related to unrecognized tax benefits in income tax expense (see Note 9)
Accounting Pronouncements

Accounting Pronouncements

If the Company becomes public or is public, the Company will be provided the option to adopt new or revised accounting guidance as an “emerging growth company” under the Jumpstart Our Business Startups Act of 2012 (the “JOBS Act”) either (1) within the same periods as those otherwise applicable to public business entities, or (2) within the same time periods as non-public business entities, including early adoption when permissible. The Company expects to elect to adopt new or revised accounting guidance within the same time period as non-public business entities.

Impact of COVID-19

Impact of COVID-19

In March 2020, the World Health Organization declared coronavirus COVID-19 a global health pandemic. This contagious disease outbreak, and any related adverse public health developments, adversely affected workforces, customers, vendors, economies, and global financial markets. It disrupted the normal operations of many businesses, including retail.

The Company experienced an improvement in sales beginning in fiscal year 2020, at least in part due to an increase in consumer demand as consumers complied with the stay-at-home orders which caused an increase in online shopping. In the future, the pandemic may cause reduced demand for the Company’s products if it results in a recessionary global economic environment.

During the second half of fiscal year 2021, the Company experienced an increase in inbound freights costs as the mix of air and ship freight carriers changed due to the challenges in the import market, as transpacific ships and trade lanes were overburdened with volume and experienced a significant shortage of equipment and capacity.

In the future, the pandemic may cause a material adverse impact on our operational and financial performance, including an increase in supply chain, fulfilment and freight costs, and a reduced demand for the Company’s products if it results in a recessionary global economic environment. Additionally, we cannot provide assurances that increases in demand will continue and may see a decline in online shopping and demand for our products when the COVID-19 pandemic subsides, which could adversely affect our business, financial condition, and results of operations.

Restricted Cash

Restricted Cash

Restricted cash consists of deposits collateralizing letters of credit issued by a bank in connection with the Company’s lease for its office space and to secure a bond on the import of purchased goods. As of December 31, 2021 and 2020, the restricted cash balance was $1.5 million and $0.8 million, respectively.

Accounts Receivable

Accounts Receivable

Accounts receivable represent amounts due from banks and online marketplaces for credit card or debit card transactions, and amounts invoiced for merchandise sold on credit in the ordinary course of business. Collection of accounts receivable is expected in one year or less and, as such, are classified as current assets. The Company evaluates its accounts receivable and determines whether to provide an allowance or if any accounts should be written off.

The Company has not recorded an allowance for doubtful accounts as of December 31, 2021 and 2020, as there has been no history of uncollectible accounts receivable and the Company does not expect write-offs given current credit conditions of the Company’s customers.

Inventories

Inventories

Inventories represent raw materials and finished goods that are recorded at the lower of cost or net realizable value and are accounted for using the first-in, first-out method. Inventory costs consist of product costs paid to suppliers, inbound freight, and import duty costs. On an ongoing basis, inventory is evaluated for recoverability to determine whether adjustments for obsolescence are required. Inventory valuation losses were not material for the years ended December 31, 2021 and 2020, respectively.

Property and Equipment, Net

Property and Equipment, Net

Property and equipment are stated at cost, less accumulated depreciation. The Company accounts for property and equipment at cost or at fair value as of the date of the business acquisition. Depreciation of property and equipment is computed using the straight-line method based on a five-year estimated useful life. Construction in progress costs are depreciated based on their respective asset class when they are put into service. Expenditures for maintenance and repairs are charged to expense as incurred. Depreciation expense is included in the consolidated statements of operations as general and administrative expenses.

Debt Issuance Costs

Debt Issuance Costs

Debt issuance costs incurred to originate the term loan are netted with the related debt and amortized using the effective interest method over the term of the loan agreement of four years (See Note 7). Costs to originate the line of credit were capitalized to prepaid expenses and other current assets in the consolidated balance sheets and amortized using the straight-line method, which approximates the effective interest method, over the term of the financing agreement of one year (see Note 7).

Segment

Segment

The Company has determined that its chief executive officer is the Chief Operating Decision Maker (“CODM”). The CODM reviews financial information presented on a consolidated basis for purposes of making operating decisions, allocating resources, and evaluating financial performance. Accordingly, the Company has determined that it operates in one operating and reportable segment.

Geographic Information

Geographic Information

The Company sells products to customers in two geographical markets: United States and International. Revenue from the international market is predominantly from Australia, Canada, and the United Kingdom. No single country other than the United States had revenue greater than 10% of total revenue for the years ended December 31, 2021 and 2020.

The following table represents total revenue by geographic location (in thousands):

	Years Ended December 31,
	2021	2020
United States	$231,738	$182,188
International	65,501	28,471
Total revenue	$297,239	$210,659

Substantially all of the Company’s long-lived assets are located in the United States.

Revenue Recognition

Revenue Recognition

On January 1, 2019, the Company adopted Accounting Standards Update (“ASU”) 2014-09, Revenue from Contracts with Customers (Topic 606), using the modified retrospective method. The Company sells its products through Direct-to-Consumer, Marketplace, and Retail sales channels. Revenue is recognized when control of a promised good transfers to a customer, in an amount that reflects the consideration to which the Company expects to be entitled in exchange for transferring the products. Control of the goods is transferred upon shipment to or pick up by the end customer with adjustments to net sales for estimated returns, chargebacks, and allowances for other deductions. These adjustments represent a component of variable consideration and are estimated using the expected value method taking into consideration assumptions of demand based on historical data and historical rates. The transaction price is also inclusive of fixed discounts which represent a reduction to revenue for each performance obligation. The liability for estimated returns, chargebacks and allowances was $1.2 million as of December 31, 2021 and $1.0 million as of December 31, 2020.

Direct-to-Consumer — The Company generates revenue through one-time purchases and subscription arrangements through the Company’s website. The Company offers a range of subscription plans where customers can select the frequency of their replenishment ranging from one month to 12 month increments for scheduled deliveries. Each replenishment represents a single performance obligation and revenue is recognized at a point in time as control is transferred to the customer upon shipment of the goods. Subscriptions are cancellable at any time without penalty, and no amounts are collected from the customer until products are shipped.

Subscription customers have the option to purchase additional products to add to their respective replenishment subscription purchase. Each add-on product represents a single performance obligation and therefore revenue is recognized at a point in time as control is transferred to the customer upon delivery of goods to the customer.

Marketplace — Marketplace revenue consists of one-time purchases through online marketplaces. Each purchase represents a single performance obligation and revenue is recognized at a point in time as control is transferred to the customer upon shipment of the goods. The Company evaluated principal versus agent considerations to determine whether it is appropriate to record seller fees, which include marketing and logistics fees paid to the online marketplaces as an expense or as a reduction of revenue. Seller fees charged by third-party online marketplaces are not recorded as a reduction of revenue as the Company controls all the goods before they are transferred to the end customer. The marketing fees are recorded as marketing and selling expenses and the logistics fees are recorded as cost of sales in the accompanying consolidated statements of operations.

Retail — Retail revenue consists of one-time purchases through major retailers. Each purchase represents a single performance obligation and revenue is recognized at a point in time as control is transferred to the customer upon pick up of goods.

The Company elected the following accounting policies, which serve as practical expedients in the adoption of ASC Topic 606, Revenue from Contracts with Customers.

•        The Company elected to account for shipping and handling activities that occur after the customer has obtained control of the products as a fulfillment activity instead of a separate performance obligation.

•        The Company elected to recognize the incremental costs of obtaining contracts, such as sales commissions, as an expense when incurred. These costs are immaterial to the consolidated financial statements and included in marketing and selling expenses.

•        The Company has elected to exclude from the transaction price those amounts which relate to sales and other taxes that are assessed by governmental authorities and that are imposed and concurrent with a specific revenue-producing transaction and collected by the Company from a customer.

Revenue Disaggregation

Revenue Disaggregation

The following table presents a disaggregation of the Company’s sales by channel for the years ended December 31, 2021 and 2020 (in thousands):

	Years ended December 31,
	2021	2020
Direct-to-Consumer	$195,060	$152,682
Marketplace	66,510	38,762
Retail	35,669	19,215
	$297,239	$210,659

Shipping and Handling

Shipping and Handling

The costs associated with shipping goods, including promotional shipping costs and outbound freight, are expensed when control is transferred to the customer. Shipping and handling costs were $29.5 million and $25.7 million for the years ended December 31, 2021 and 2020, respectively, and were included in cost of sales in the accompanying consolidated statements of operations.

Cost of Sales

Cost of Sales

Cost of sales primarily consists of purchase price of inventory sold, inbound freight costs associated with inventory, storage and receiving fees, shipping and handling costs, kitting and fulfillment costs, and transaction and merchant fees.

Marketing and Selling

Marketing and Selling

Marketing and selling expenses are primarily related to advertising costs discussed further below. Marketing and selling expenses also include personnel-related costs, including salaries, benefits and share-based compensation, and customer support services.

General and Administrative

General and Administrative

General and administrative expenses consist primarily of personnel-related costs, including salaries, benefits and share-based compensation costs. General and administrative expenses also include legal and professional fees, consulting services, research and development costs, facilities and office expenses, insurance, and technology fees.

Advertising Costs

Advertising Costs

The Company promotes its brand through an integrated marketing approach, including digital ecosystems, traditional media, and out of home advertising. Advertising costs relate mainly to digital advertising on ad platforms, endorsements on podcasts and social media channels, television commercials, sports marketing partnerships, direct mail, out of home, direct to publisher digital content placements, retail displays, and related design costs. The Company expenses costs of advertising and promotions as incurred. Advertising expenses amounted to $101.8 million and $82.6 million for the years ended December 31, 2021 and 2020, respectively, and are included in marketing and selling expenses within the accompanying consolidated statements of operations.

Share-Based Compensation

Share-Based Compensation

The Company grants fully vested and time vested incentive units to employees and nonemployees and records share-based compensation in accordance with ASC 718, Compensation — Stock Compensation. As of December 31, 2020, the incentive units were classified as share-based compensation liabilities in the consolidated balance sheet due to the Company’s call option associated with the awards at an amount below fair value. The Company measured the share-based compensation liabilities at fair value on the date of grant and remeasured them at each reporting date based on the fair value of the vested awards until settlement and recorded any change in fair value within the consolidated statements of operations. The Company adjusted compensation expense and the share-based compensation liabilities for the effect of forfeited awards in the period when such forfeitures occur.

On November 30, 2021, the Company modified its Incentive Plan such that the incentive units became equity-classified awards (Note 8).

Fair Value of Financial Instruments

Fair Value of Financial Instruments

The Company uses fair value measurements to record certain assets and liabilities on a recurring basis, such as share-based compensation liabilities, or on a nonrecurring basis, such as property and equipment. Fair value is defined as the amount that would be received upon sale of an asset or paid to transfer a liability in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. The following fair value hierarchy is used in selecting inputs for those assets and liabilities measured at fair value that distinguishes between assumptions based on market data (observable inputs) and the Company’s assumptions (unobservable inputs). The Company evaluates these inputs and recognizes transfers between levels, if any, at the end of each reporting period. The hierarchy consists of three levels:

•        Level 1 — Inputs are quoted prices in active markets as of the measurement date for identical assets or liabilities.

•        Level 2 — Inputs are inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. Level 2 inputs include quoted prices for similar assets and liabilities in active markets and inputs other than quoted prices that are observable for the asset or liability, such as interest rates, benchmark yields, issuer spreads, new issue data and collateral performance.

•        Level 3 — Inputs are unobservable inputs for the asset or liability and include situations where there is little, if any, market activity for the asset or liability. These unobservable assumptions reflect the Company’s estimates of assumptions that market participants would use in pricing the asset or liability. Valuation techniques include management judgment and estimation which may be significant.

Management believes that the carrying amounts of the Company’s financial instruments including cash, accounts receivable, accounts payable, credit card payables, accrued expenses approximate their fair value as of December 31, 2021 and 2020, based on their relatively short-term nature.

Comprehensive income or loss	Comprehensive Income or Loss The Company had no items of other comprehensive income or loss for the years ended December 31, 2021 and 2020.
Concentration of Credit Risk and Major Customers and Suppliers

Concentration of Credit Risk and Major Customers and Suppliers

Financial instruments which potentially subject the Company to concentrations of credit risk consist primarily of cash and cash equivalents and accounts receivable. The Company periodically holds cash in financial institutions in excess of the amount insured by the Federal Deposit Insurance Corporation (FDIC). Management believes that the Company’s risk of loss to be minimal due to the credit worthiness of the financial institutions in which the funds are held.

The Company’s accounts receivables are primarily derived from customer purchases transacted using debit or credit cards. The remaining accounts receivable balance is derived from sales with a limited number of large retail customers that settle in a short time frame. Total retail accounts receivable represented $6.2 million or 53% and $4.1 million or 52% of total accounts receivable as of December 31, 2021 and 2020 respectively. The Company monitors the credit worthiness of its retail customers on an ongoing basis. For the year ended December 31, 2021, three customers represented 45%, 32%, and 18% of total retail accounts receivable of $6.0 million. For the year ended December 31, 2020, two customers represented 74% and 23% of total retail accounts receivable of $4.1 million.

The Company’s shavers and razors are purchased from one supplier that represents more than 10% of the total purchases for the years ended December 31, 2021 and 2020. The Company had purchases from this supplier totaling approximately $46.9 million or 68% and $32.0 million or 69% of total purchases for the years ended December 31, 2021 and 2020, respectively. The loss of this major supplier could have a material adverse impact on the Company’s results of operations, cash flows, and financial position.

Recently Adopted Accounting Pronouncements

Recently Adopted Accounting Pronouncements

In March 2020, the FASB issued ASU 2020-03, Codification Improvements to Financial Instruments. This ASU amends a wide variety of topics in the codification, including revolving debt arrangements and allowance for credit losses related to leases. This ASU was effective for annual reporting periods beginning after December 15, 2020 and interim periods within those annual periods and early adoption is permitted. The Company adopted the standard as of December 31, 2021. The adoption of this standard did not have a material impact on the Company’s consolidated financial statements.

Recently Issued Accounting Pronouncements

Recently Issued Accounting Pronouncements

In August 2020, the FASB issued ASU 2020-06, Accounting for Convertible Instruments and Contracts in an Entity’s Own Equity, which eliminates most of the guidance in Subtopic 470-20 that requires separate accounting for embedded conversion features in convertible debt arrangements. Further, ASU 2020-06 removes some of the conditions in Subtopic 815-40-25, Contracts on an Entity’s own Equity, that are required for equity classification, including the requirement for equity contracts to permit settlement in unregistered shares. The updated guidance is effective for annual periods beginning after December 15, 2021, with early adoption permitted for annual periods beginning after December 15, 2020. The Company is in the process of assessing the impact, if any, that ASU 2020-06 is expected to have on the Company’s results of operations, financial condition, and financial statement disclosures.

In March 2020, the FASB issued ASU 2020-04, Reference Rate Reform (Topic 848): Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The new guidance under ASU 2020-04 provides optional expedients and exceptions for applying U.S. GAAP to contracts, hedging relationships and other transactions affected by reference rate reform if certain criteria are met. The amendments apply only to contracts and hedging relationships that reference LIBOR or another reference rate expected to be discontinued due to reference rate reform. These amendments are effective immediately and may be applied prospectively to contract modifications made and hedging relationships entered into or evaluated on or before December 31, 2022. The Company is in the process of assessing the impact, if any, that ASU 2020-04 is expected to have on the Company’s results of operations, financial condition, and financial statement disclosures.

In June 2016, the FASB issued ASU 2016-13, Financial Instruments — Credit Losses (Topic 326). The FASB issued this update to provide financial statement users with more decision useful information about the expected credit losses on financial instruments and other commitments to extend credit held by a reporting entity at each reporting date. The amendments in this update replace the existing guidance of incurred loss impairment methodology with an approach that reflects expected credit losses and requires consideration of a broader range of reasonable and supportable information to inform credit loss estimates. The updated guidance is effective for annual periods beginning after December 15, 2022, including interim periods within those fiscal years. The Company is in the process of assessing the impact, if any, that ASU 2016-13 is expected to have on the Company’s results of operations, financial condition, and financial statement disclosures.

In February 2016, the FASB issued ASU 2016-02, Leases (Topic 842). Lessees will be required to recognize assets and liabilities on the balance sheet for the rights and obligations created by all leases with terms of more than 12 months. For all non-public entities, the standard is effective for fiscal years beginning after December 15, 2021, and interim periods within fiscal years beginning after December 15, 2022. Early application will be permitted for all entities. The Company is in the process of assessing the impact, if any, that ASU 2016-02 is expected to have on the Company’s results of operations, financial condition, and financial statement disclosures.